TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
United States	$ (1,379)	$ (1,197)
Israel	(3,694)	(2,233)
Loss from continuing operations, before taxes on income	$ (5,073)	$ (3,430)